Cost of Sales and Services (excluding Depreciation and Amortization) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of cost of sales and services [Abstract]
Schedule of Cost of Sales and Services
	For the Year Ended December 31,
	2020	2019	2018
	$ Thousands
Fuels	135,706	138,502	118,698
Electricity and infrastructure services	125,782	101,085	125,623
Salaries and related expenses	7,244	6,661	6,097
Generation and operating expenses and outsourcing	8,625	6,326	6,509
Insurance	3,503	2,360	1,548
Others	1,226	1,102	1,040
	282,086	256,036	259,515